Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Subject to Foreign Currency Risk - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Subject to Foreign Currency Risk [Line Items]
Total exposure	$ 13,844,564	$ 27,171,142
Cash And Cash Equivalent [Member] | (USD) [Member]
Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Subject to Foreign Currency Risk [Line Items]
Total exposure	15,473,231	29,361,393
Cash And Cash Equivalent [Member] | (€EUR) [Member
Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Subject to Foreign Currency Risk [Line Items]
Total exposure
Cash And Cash Equivalent [Member] | (£GBP) [Member]
Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Subject to Foreign Currency Risk [Line Items]
Total exposure		423
Trade and Other Payables [Member] | (USD) [Member]
Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Subject to Foreign Currency Risk [Line Items]
Total exposure	(1,611,223)	(2,088,037)
Trade and Other Payables [Member] | (€EUR) [Member
Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Subject to Foreign Currency Risk [Line Items]
Total exposure
Trade and Other Payables [Member] | (£GBP) [Member]
Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Subject to Foreign Currency Risk [Line Items]
Total exposure	$ (17,444)	$ (102,637)